Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Compensation to Directors and Executive Officers
i)                   Transactions with key management personnel
Compensation to Directors and executive officers of the Group comprised the following:

	2024	2023	2022
(in $ millions)	$	$	$
Short-term employee benefits	8	7	7
Post-employment benefits	*	*	*
Share-based payment	51	103	160
*Amount less than $1 million